Warrants And Options	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants And Options
Warrants And Options

Note 7 – Warrants and Options

During the six month period ended June 30, 2012, the Company issued 291,261 warrants attached to the issuance of 582,510 shares for cash totalling $1,019,375. The Company has allocated $300,710 of the total $1,019,375 in proceeds to the value of the warrants.  The warrants are exercisable immediately for four years at an exercise price of $2.60.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants. The Company has valued the warrants at $79,555. Each warrant is exercisable immediately for three years at an exercise price of $1.75.

During the six month period ended June 30, 2012 the Company also issued 52,798 warrants attached to the issuance of 105,591 shares for services valued at $184,777. The Company has allocated $54,509 of the total $184,777 value of services to the value of the warrants. The warrants are exercisable immediately for four years at an exercise price of $2.60.

During the year ended December 31, 2011, the Company issued 300,000 warrants attached to the issuance of 370,000 shares.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.  The warrants are exercisable immediately for five years at an exercise price of $0.50, and do not contain any anti-dilution provisions.

The Company also issued 450,000 warrants valued at $390,530 for services rendered to the Company.  The warrants are exercisable immediately for five years at exercise prices of $0.50 and $1.05.

The Company has calculated the estimated fair market value of the warrants granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $0.50-$1.00; expected term of five years, exercise price of $0.50-$1.05, a risk free interest rate of 1.45%-2.24%, a dividend yield of 0% and volatility of 190%.

Below is a table summarizing the warrants issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
05/11/12	344,059	2.60	4	05/10/16	894,553
05/11/12	26,685	1.75	3	05/10/15	46,699
06/30/12	1,120,744	1.30	-	-	$1,453,752

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company is authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock. Options over 720,000 shares were granted on November 25, 2011. The options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $3 for options vesting in the first year, $4 for options vesting in the second year, and $5 for options vesting in the third year.

The Company has calculated the estimated fair market value of the options granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $1.20; expected term of 3 years, exercise prices of $3.00-$5.00, a risk free interest rate of 0.41%-0.93%, a dividend yield of 0% and volatility of 174%.

Below is a table summarizing the options issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3	5/25/15-11/25/17	2,880,000
06/30/12	720,000	4.00	-	-	$2,880,000

9.

Warrants and Options

During the year ended December 31, 2011, the Company issued 300,000 warrants attached to the issuance of 370,000 shares.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.  The warrants are exercisable immediately for five years at an exercise price of $0.50, and do not contain any anti-dilution provisions.

The Company also issued 450,000 warrants valued at $390,530 for services rendered to the Company.  The warrants are exercisable immediately for five years at exercise prices of $0.50 and $1.05.

The Company has calculated the estimated fair market value of the warrants granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $0.50-$1.00; expected term of five years, exercise price of $0.50-$1.05, a risk free interest rate of 1.45%-2.24%, a dividend yield of 0% and volatility of 190%.

Below is a table summarizing the warrants issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
12/31/11	750,000	0.68	-	-	512,500

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company is authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock. Options over 720,000 shares were granted on November 25, 2011. The options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $3 for options vesting in the first year, $4 for options vesting in the second year, and $5 for options vesting in the third year.

The Company has calculated the estimated fair market value of the options granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $1.20; expected term of 3.5 to 6 years, exercise prices of $3.00-$5.00, a risk free interest rate of 0.41%-0.93%, a dividend yield of 0% and volatility of 174%.

Below is a table summarizing the options issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3.5-6	5/25/15-11/25/17	2,880,000
12/31/11	720,000	4.00	-	-	2,880,000